Label	Element	Value
Scenario, Adjustment [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ (7,385,445)
Previously Reported [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ (531,394)